Note 13 - Other Expenses - Other Operating Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Amortization of other intangible assets	$ 4,026	$ 6,090	$ 8,618	$ 14,463
Depreciation of property and equipment	1,647	2,516	4,334	5,503
Bad debt expense	11,662	29,570	23,602	46,857
Share-based compensation	3,430	1,667	4,122	8,784
Other expense	$ 20,765	$ 39,842	$ 40,676	$ 75,607